Employee Benefits - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2019
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 96	$ 131
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	83	119
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	4	3
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan	$ 9	$ 9
Expected additional contribution for remainder of year [member] | Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			$ 281
Expected additional contribution for remainder of year [member] | Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			13
Expected additional contribution for remainder of year [member] | Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Contributions to plan			$ 33